Non-financial assets and liabilities (Details 1) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Non-current Other Non-financial Liabilities	$ 28,078,227	$ 23,580,634
Other Non-financial Liabilities	25,617,934	27,316,831
VAT Payable
Statement [Line Items]
Non-current Other Non-financial Liabilities	26,819,699	22,764,173
Other Non-financial Liabilities	19,648,153	17,309,557
Tax on Bank Account Transactions Payable
Statement [Line Items]
Non-current Other Non-financial Liabilities	1,258,528	816,461
Other Non-financial Liabilities	1,113,177	1,086,947
Turnover Tax Payable
Statement [Line Items]
Other Non-financial Liabilities	363,436	150,083
Income Tax Withholdings Payable
Statement [Line Items]
Other Non-financial Liabilities	3,917,976	5,620,425
Concession Fees and Royalties
Statement [Line Items]
Other Non-financial Liabilities	301,826	167,273
Dividends payable
Statement [Line Items]
Other Non-financial Liabilities	0	2,948,230
Others
Statement [Line Items]
Other Non-financial Liabilities	$ 273,366	$ 34,316